Corporate information (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2021 USD ($) subsidiary	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Corporate Information And Statement Of IFRS Compliance [Abstract]
Number of subsidiaries | subsidiary	2
Cash and cash equivalents, minimum quarterly balance	$ 50,000
Cash and cash equivalents	$ 530,194	$ 439,195	$ 494,416	$ 115,551